Advances from Federal Home Loan Bank (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summarized Federal Home Loan Bank Advances	Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2015		2014
		Weighted		Weighted
Types of Advances	Amount	Average Rate	Amount	Average Rate
Fixed-rate	$15,000	2.19%	$34,000	0.88%

Scheduled Maturities of FHLB Advances

Scheduled maturities of FHLB advances as of December 31, 2015 are as follows:

Years Ending	Fixed	Average
December 31,	Rate	Cost
2016	$4,000	5.34%
2017	5,000	0.88%
2018	6,000	1.18%

Total	$15,000	2.19%